9. OTHER NON-INTEREST INCOME (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Other Non-Interest Income Details
Life insurance contracts	$ 608	$ 595	$ 586
Other	222	231	274
Other income	$ 830	$ 826	$ 860